FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative) - CAD ($)	May 15, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Current trade receivables		$ 836,346
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	$ 312,000